Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2018
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Significant Contingent Liabilities and Unrecognized Commitments
40.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS

Significant contingent liabilities and unrecognized commitments of the Company as of the end of the reporting period, excluding those disclosed in other notes, were as follows:

a.

Under a technical cooperation agreement with Industrial Technology Research Institute, the R.O.C. Government or its designee approved by TSMC can use up to 35% of TSMC’s capacity provided TSMC’s outstanding commitments to its customers are not prejudiced. The term of this agreement is for five years beginning from January 1, 1987 and is automatically renewed for successive periods of five years unless otherwise terminated by either party with one year prior notice. As of December 31, 2018, the R.O.C. Government did not invoke such right.

b.

Under a Shareholders Agreement entered into with Philips and EDB Investments Pte Ltd. on March 30, 1999, the parties formed a joint venture company, SSMC, which is an integrated circuit foundry in Singapore. TSMC’s equity interest in SSMC was 32%. Nevertheless, in September 2006, Philips spun-off its semiconductor subsidiary which was renamed as NXP B.V. Further, TSMC and NXP B.V. purchased all the SSMC shares owned by EDB Investments Pte Ltd. pro rata according to the Shareholders Agreement on November 15, 2006. After the purchase, TSMC and NXP B.V. currently own approximately 39% and 61% of the SSMC shares, respectively. TSMC and NXP B.V. are required, in the aggregate, to purchase at least 70% of SSMC’s capacity, but TSMC alone is not required to purchase more than 28% of the capacity. If any party defaults on the commitment and the capacity utilization of SSMC falls below a specific percentage of its capacity, the defaulting party is required to compensate SSMC for all related unavoidable costs. There was no default from the aforementioned commitment as of December 31, 2018.

c.

In May 2017, Uri Cohen filed a complaint in the U.S. District Court for the Eastern District of Texas alleging that TSMC, TSMC North America and other companies infringe four U.S. patents. Cohen’s case was transferred to and consolidated with the responsive declaratory judgment case for non-infringement of Cohen’s asserted patents filed by TSMC and TSMC North America in the U.S. District Court for the Northern District of California. In July 2018, all pending litigations between the parties in the U.S. District Court for the Northern District of California were dismissed.

d.

On September 28, 2017, TSMC was contacted by the European Commission (the “Commission”), which has asked us for information and documents concerning alleged anti-competitive practices in relation to semiconductor sales. We are cooperating with the Commission to provide the requested information and documents. In light of the fact that this proceeding is still in its preliminary stage, it is premature to predict how the case will proceed, the outcome of the proceeding or its impact.

e.

In February 2019, Innovative Foundry Technologies LLC (“IFT”) filed a complaint in the U.S. District Court for the District of Delaware alleging that TSMC and TSMC Technology Inc. infringe five U.S. patents. IFT also filed a complaint in the U.S. International Trade Commission (the “ITC”) alleging that TSMC, TSMC North America, TSMC Technology Inc., and other companies infringe the same patents. The ITC instituted an investigation on March 21. The outcome cannot be determined and we cannot make a reliable estimate of the contingent liability at this time.

f.	TSMC entered into long-term purchase agreements of material with multiple suppliers. The relative minimum purchase quantity and price are specified in the agreements.

g.	TSMC entered into a long-term purchase agreement of equipment. The relative purchase quantity and price are specified in the agreement.

h.	TSMC entered into long-term energy purchase agreements with multiple suppliers. The relative purchase period, quantity and price are specified in the agreements.

i.	Amounts available under unused letters of credit as of December 31, 2017 and 2018 were NT$94.9 million and NT$70.7 million, respectively.